SUPPLEMENT DATED SEPTEMBER 14, 1998
                       TO THE PROSPECTUS DATED MAY 1, 1998
                                       OF
                     TEMPLETON VARIABLE PRODUCTS SERIES FUND

The "Portfolio Management" sections for the Mutual Shares Investments Fund and Mutual Discovery Investment Fund ("Funds"), with the exception of the first paragraph, is replaced with the following:

The following persons are primarily responsible for the day-to-day management of the Funds' portfolios.

MICHAEL F. PRICE
Chief Executive Officer and President
Franklin Mutual Advisers, Inc.

Mr. Price has a Bachelor of Arts degree in Business Administration from the University of Oklahoma. Before November 1996, Mr. Price was President and Chairman of Heine Securities Corporation, the predecessor of Franklin Mutual. He became Chief Executive Officer of Franklin Mutual in November 1996 and has managed the Funds from inception. After November 1, 1998, Mr. Price will continue as Chairman of the Board of Directors of Franklin Mutual but will not be involved in daily portfolio management.

PETER A. LANGERMAN
Senior Vice President and Chief Operating Officer
Franklin Mutual Advisers, Inc.

Mr. Langerman has a Bachelor of Arts degree from Yale University, a Masters in Science from New York University Graduate School of Business and a Juris Doctor from Stanford University Law School. Before November 1996, he was a research analyst for Heine Securities Corporation, the predecessor of Franklin Mutual. He has been with the Franklin Templeton Group since November 1996 and has managed the Funds from inception. On November 1, 1998, Mr. Langerman will become Chief Executive Officer of Franklin Mutual.

ROBERT L. FRIEDMAN
Senior Vice President
Franklin Mutual Advisers, Inc.

Mr. Friedman has a Bachelor of Arts degree in Humanities from the John Hopkins University and a Masters in Business Administration from the Wharton School, University of Pennsylvania. Before November 1996, Mr. Friedman was a research analyst for Heine Securities Corporation, the predecessor of Franklin Mutual. He has been with the Franklin Templeton Group since November 1996 and has managed the Funds from inception. On November 1, 1998, Mr. Friedman will become Chief Investment Officer of Franklin Mutual.

JEFFREY A. ALTMAN
Senior Vice President
Franklin Mutual Advisers, Inc.

Mr. Altman has a Bachelor of Science degree from Tulane University. Before October 1996, Mr. Altman was employed as a research analyst and trader for Heine Securities Corporation, the predecessor of Franklin Mutual. He has been with the Franklin Templeton Group since November 1996 and has managed the Funds from inception.



PAGE



RAYMOND GAREA
Senior Vice President
Franklin Mutual Advisers, Inc.

Mr. Garea has a Bachelor of Science degree in Engineering from Case Institute of Technology and a Masters in Business Administration from the University of Michigan. Before November 1996, he was a research analyst for Heine Securities Corporation, the predecessor of Franklin Mutual. He has been with the Franklin Templeton Group since November 1996 and has managed the Funds from inception.

LAWRENCE N. SONDIKE
Senior Vice President
Franklin Mutual Advisers, Inc.

Mr. Sondike has a Bachelor of Arts degree from Cornell University and a Masters in Business Administration from New York University Graduate School of Business. Before November 1996, he was a research analyst for Heine Securities Corporation, the predecessor of Franklin Mutual. He has been with the Franklin Templeton Group since November 1996, and has managed the Funds from inception.

DAVID E. MARCUS
Senior Vice President
Franklin Mutual Advisers, Inc.

Mr. Marcus holds a Bachelor of Science in Business Administration/Finance from Northeastern University. Before November 1996, he was a research analyst for Heine Securities Corporation, the predecessor of Franklin Mutual. He has been with the Franklin Templeton Group since November 1996 and has managed the Funds from inception.

DAVID J. WINTERS
Senior Vice President
Franklin Mutual Advisers, Inc.

Mr. Winters is a Chartered Financial Analyst and holds a Bachelor of Arts degree in Economics from Cornell University. Before November 1996, he was a research analyst for Heine Securities Corporation, the predecessor of Franklin Mutual. He has been with the Franklin Templeton Group since November 1996 and has managed the Funds from inception.